Vanguard Emerging Markets Government Bond Index Fund

Schedule of Investments (unaudited)
As of July 31, 2019

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Angola (0.5%)
Sovereign Bonds (0.5%)
	Republic of Angola	9.500%	11/12/25	2,700	3,127
	Republic of Angola	8.250%	5/9/28	3,000	3,198
1	Republic of Angola	9.375%	5/8/48	1,600	1,766
	Republic of Angola	9.375%	5/8/48	1,300	1,435
Total Angola (Cost $8,965)					9,526
Argentina (3.8%)
Sovereign Bonds (3.8%)
	Argentine Republic	6.875%	4/22/21	7,545	6,781
	Argentine Republic	5.625%	1/26/22	6,300	5,450
	Argentine Republic	4.625%	1/11/23	2,125	1,774
	Argentine Republic	7.500%	4/22/26	10,775	9,253
	Argentine Republic	6.875%	1/26/27	5,375	4,441
	Argentine Republic	5.875%	1/11/28	7,515	5,927
	Argentine Republic	6.625%	7/6/28	1,456	1,172
2	Argentine Republic	8.280%	12/31/33	2,099	1,758
	Argentine Republic	8.280%	12/31/33	7,500	6,271
	Argentine Republic	7.125%	7/6/36	2,765	2,181
2	Argentine Republic	3.750%	12/31/38	10,094	6,019
	Argentine Republic	7.625%	4/22/46	4,425	3,562
	Argentine Republic	6.875%	1/11/48	6,400	4,848
	Argentine Republic	7.125%	6/28/17	4,125	3,171
2	Provincia de Buenos Aires	9.125%	3/16/24	800	670
2	Provincia de Buenos Aires	7.875%	6/15/27	2,000	1,503
2	YPF SA	8.750%	4/4/24	820	840
	YPF SA	8.500%	7/28/25	1,962	1,953
Total Argentina (Cost $71,682)					67,574
Armenia (0.1%)
Sovereign Bonds (0.1%)
1	Republic of Armenia	6.000%	9/30/20	200	206
	Republic of Armenia	6.000%	9/30/20	800	824
	Republic of Armenia	7.150%	3/26/25	700	810
Total Armenia (Cost $1,745)					1,840
Azerbaijan (0.5%)
Sovereign Bonds (0.5%)
	Republic of Azerbaijan	4.750%	3/18/24	1,600	1,708
1	Republic of Azerbaijan	4.750%	3/18/24	400	426
1,2 Republic of Azerbaijan		3.500%	9/1/32	1,100	1,052
2	Republic of Azerbaijan	3.500%	9/1/32	850	813
3	Southern Gas Corridor CJSC	6.875%	3/24/26	3,400	3,990
Total Azerbaijan (Cost $7,471)					7,989
Bahamas (0.1%)
Sovereign Bonds (0.1%)
1,2 Commonwealth of the Bahamas		6.000%	11/21/28	850	938

Total Bahamas (Cost $850)					938
Bahrain (1.4%)
Sovereign Bonds (1.4%)
	CBB International Sukuk Co. 5 SPC	5.624%	2/12/24	1,750	1,862
	CBB International Sukuk Co. 6 SPC	5.250%	3/20/25	1,400	1,474
	CBB International Sukuk Co. 7 SPC	6.875%	10/5/25	1,000	1,138
	Kingdom of Bahrain	5.875%	1/26/21	900	929
1	Kingdom of Bahrain	6.125%	7/5/22	2,600	2,763
	Kingdom of Bahrain	6.125%	8/1/23	2,175	2,341
1	Kingdom of Bahrain	6.125%	8/1/23	150	161
1	Kingdom of Bahrain	7.000%	1/26/26	2,200	2,472
	Kingdom of Bahrain	7.000%	1/26/26	1,550	1,742
	Kingdom of Bahrain	7.000%	10/12/28	2,200	2,491
1	Kingdom of Bahrain	6.750%	9/20/29	800	890
	Kingdom of Bahrain	6.750%	9/20/29	2,000	2,227
	Kingdom of Bahrain	6.000%	9/19/44	1,800	1,778
1	Kingdom of Bahrain	6.000%	9/19/44	1,050	1,037
	Kingdom of Bahrain	7.500%	9/20/47	600	683
Total Bahrain (Cost $22,609)					23,988
Belarus (0.2%)
Sovereign Bonds (0.2%)
	Republic of Belarus	6.875%	2/28/23	1,075	1,144
	Republic of Belarus	7.625%	6/29/27	1,050	1,189
	Republic of Belarus	6.200%	2/28/30	1,200	1,271
Total Belarus (Cost $3,440)					3,604
Belize (0.0%)
Sovereign Bonds (0.0%)
2	Belize	4.938%	2/20/34	550	335
Total Belize (Cost $377)					335
Bermuda (0.1%)
Sovereign Bonds (0.1%)
2	Bermuda	3.717%	1/25/27	1,550	1,618
1,2 Bermuda		4.750%	2/15/29	800	901
Total Bermuda (Cost $2,338)					2,519
Bolivia (0.2%)
Sovereign Bonds (0.2%)
	Plurinational State of Bolivia	4.875%	10/29/22	400	418
	Plurinational State of Bolivia	5.950%	8/22/23	800	868
1,2 Plurinational State of Bolivia		4.500%	3/20/28	1,600	1,556
Total Bolivia (Cost $2,807)					2,842
Brazil (7.0%)
Sovereign Bonds (7.0%)
	Banco do Brasil SA	5.375%	1/15/21	375	386
	Banco do Brasil SA	5.875%	1/26/22	2,075	2,191
	Banco do Brasil SA	3.875%	10/10/22	3,126	3,173
	Cemig Geracao e Transmissao SA	9.250%	12/5/24	2,500	2,902
	Centrais Eletricas Brasileiras SA	5.750%	10/27/21	2,850	2,985
	Federative Republic of Brazil	4.875%	1/22/21	5,317	5,516
	Federative Republic of Brazil	2.625%	1/5/23	4,061	4,046
	Federative Republic of Brazil	8.875%	4/15/24	1,425	1,828
	Federative Republic of Brazil	4.250%	1/7/25	6,303	6,642
	Federative Republic of Brazil	8.750%	2/4/25	517	665

Federative Republic of Brazil	6.000%	4/7/26	4,630	5,342
Federative Republic of Brazil	10.125%	5/15/27	616	881
2 Federative Republic of Brazil	4.625%	1/13/28	5,952	6,314
2 Federative Republic of Brazil	4.500%	5/30/29	3,250	3,384
Federative Republic of Brazil	8.250%	1/20/34	2,239	3,084
Federative Republic of Brazil	7.125%	1/20/37	2,586	3,304
Federative Republic of Brazil	5.625%	1/7/41	4,726	5,258
Federative Republic of Brazil	5.000%	1/27/45	6,036	6,232
Federative Republic of Brazil	5.625%	2/21/47	5,240	5,829
Petrobras Global Finance BV	4.375%	5/20/23	3,675	3,813
Petrobras Global Finance BV	6.250%	3/17/24	3,125	3,484
Petrobras Global Finance BV	5.299%	1/27/25	5,106	5,483
Petrobras Global Finance BV	8.750%	5/23/26	3,948	4,915
Petrobras Global Finance BV	7.375%	1/17/27	6,105	7,212
Petrobras Global Finance BV	5.999%	1/27/28	9,838	10,723
Petrobras Global Finance BV	5.750%	2/1/29	5,175	5,537
Petrobras Global Finance BV	7.250%	3/17/44	2,385	2,790
Petrobras Global Finance BV	6.900%	3/19/49	4,350	4,900
Petrobras Global Finance BV	6.850%	6/5/15	4,375	4,725
Total Brazil (Cost $111,856)				123,544
Cameroon (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Cameroon	9.500%	11/19/25	1,150	1,250
Total Cameroon (Cost $1,190)				1,250
Chile (0.8%)
Sovereign Bonds (0.8%)
1 Corp. Nacional del Cobre de Chile	4.500%	8/13/23	150	160
1 Corp. Nacional del Cobre de Chile	3.625%	8/1/27	800	832
Corp. Nacional del Cobre de Chile	3.625%	8/1/27	1,700	1,764
Republic of Chile	3.875%	8/5/20	425	433
Republic of Chile	3.125%	3/27/25	850	885
Republic of Chile	3.125%	1/21/26	1,290	1,342
2 Republic of Chile	3.240%	2/6/28	3,750	3,933
Republic of Chile	3.860%	6/21/47	1,750	1,907
2 Republic of Chile	3.500%	1/25/50	2,500	2,550
Total Chile (Cost $13,238)				13,806
China (4.1%)
Sovereign Bonds (4.1%)
Avi Funding Co. Ltd.	3.800%	9/16/25	1,000	1,041
1 Bank of China Ltd.	5.000%	11/13/24	1,000	1,078
Bank of China Ltd.	5.000%	11/13/24	4,250	4,580
China Cinda Finance 2015 I Ltd.	4.250%	4/23/25	2,900	3,027
2 China Construction Bank Corp.	4.250%	2/27/29	3,000	3,102
China Development Bank	2.500%	10/9/20	3,400	3,400
CNAC HK Finbridge Co. Ltd.	3.500%	7/19/22	2,898	2,916
CNAC HK Finbridge Co. Ltd.	4.125%	7/19/27	1,580	1,642
CNAC HK Finbridge Co. Ltd.	5.125%	3/14/28	1,250	1,394
1 CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	300	320
CNOOC Curtis Funding No 1 Pty Ltd.	4.500%	10/3/23	3,914	4,181
1 CNOOC Finance 2011 Ltd.	4.250%	1/26/21	2,288	2,338
1 CNOOC Finance 2012 Ltd.	3.875%	5/2/22	1,600	1,646
CNOOC Finance 2013 Ltd.	3.000%	5/9/23	2,050	2,065
CNOOC Finance 2015 USA LLC	3.500%	5/5/25	1,300	1,344
CNOOC Finance 2015 USA LLC	4.375%	5/2/28	1,200	1,318

CNOOC Nexen Finance 2014 ULC	4.250%	4/30/24	2,560	2,726
2 Dianjian Haixing Ltd.	4.050%	10/29/49	200	200
Export-Import Bank of China	3.625%	7/31/24	1,682	1,757
Huarong Finance II Co. Ltd.	3.625%	11/22/21	1,250	1,260
2 Huarong Finance II Co. Ltd.	2.875%	12/31/49	1,200	1,170
Industrial & Commercial Bank of China Ltd.	4.875%	9/21/25	3,350	3,635
People's Republic of China	2.125%	11/2/22	2,073	2,067
People's Republic of China	3.250%	10/19/23	2,500	2,603
People's Republic of China	2.625%	11/2/27	1,951	1,976
People's Republic of China	3.500%	10/19/28	900	976
People's Republic of China	4.000%	10/19/48	1,100	1,228
1 Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	1,575	1,611
Sinochem Overseas Capital Co. Ltd.	4.500%	11/12/20	800	818
1 Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	1,369	1,414
Sinopec Group Overseas Development 2012
Ltd.	3.900%	5/17/22	1,107	1,142
Sinopec Group Overseas Development 2013
Ltd.	4.375%	10/17/23	2,235	2,381
Sinopec Group Overseas Development 2014
Ltd.	4.375%	4/10/24	300	321
Sinopec Group Overseas Development 2015
Ltd.	3.250%	4/28/25	2,700	2,761
1 State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	200	212
State Grid Overseas Investment 2014 Ltd.	4.125%	5/7/24	2,870	3,054
1 State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	1,200	1,244
State Grid Overseas Investment 2016 Ltd.	3.500%	5/4/27	2,600	2,703
Total China (Cost $70,348)				72,651
Colombia (3.3%)
Sovereign Bonds (3.3%)
Ecopetrol SA	5.875%	9/18/23	2,285	2,539
Ecopetrol SA	4.125%	1/16/25	1,050	1,088
Ecopetrol SA	5.375%	6/26/26	2,140	2,362
Ecopetrol SA	7.375%	9/18/43	1,238	1,597
Ecopetrol SA	5.875%	5/28/45	2,030	2,280
Republic of Colombia	4.375%	7/12/21	3,209	3,317
2 Republic of Colombia	2.625%	3/15/23	1,560	1,559
Republic of Colombia	4.000%	2/26/24	4,045	4,242
Republic of Colombia	8.125%	5/21/24	1,680	2,069
2 Republic of Colombia	4.500%	1/28/26	2,275	2,451
2 Republic of Colombia	3.875%	4/25/27	4,075	4,263
2 Republic of Colombia	4.500%	3/15/29	4,300	4,687
Republic of Colombia	7.375%	9/18/37	2,093	2,883
Republic of Colombia	6.125%	1/18/41	4,082	5,117
2 Republic of Colombia	5.625%	2/26/44	4,784	5,711
2 Republic of Colombia	5.000%	6/15/45	8,150	9,016
Republic of Colombia	5.200%	5/15/49	2,350	2,697
Total Colombia (Cost $53,586)				57,878
Costa Rica (0.4%)
Sovereign Bonds (0.4%)
Republic of Costa Rica	4.250%	1/26/23	1,982	1,971
Republic of Costa Rica	4.375%	4/30/25	500	488
Republic of Costa Rica	5.625%	4/30/43	1,500	1,340
Republic of Costa Rica	7.000%	4/4/44	2,330	2,387
Republic of Costa Rica	7.158%	3/12/45	700	726

Total Costa Rica (Cost $6,510)					6,912
Cote d'Ivoire (0.4%)
Sovereign Bonds (0.4%)
	Republic of Cote d'Ivoire	5.375%	7/23/24	750	764
2	Republic of Cote d'Ivoire	6.375%	3/3/28	1,900	1,909
1,2 Republic of Cote d'Ivoire		5.750%	12/31/32	1,320	1,295
2	Republic of Cote d'Ivoire	5.750%	12/31/32	1,605	1,574
2	Republic of Cote d'Ivoire	6.125%	6/15/33	2,350	2,218
Total Cote d'Ivoire (Cost $7,627)					7,760
Croatia (0.5%)
Sovereign Bonds (0.5%)
	Republic of Croatia	6.375%	3/24/21	2,400	2,541
	Republic of Croatia	5.500%	4/4/23	3,100	3,408
	Republic of Croatia	6.000%	1/26/24	3,035	3,465
Total Croatia (Cost $9,038)					9,414
Dominican Republic (1.5%)
Sovereign Bonds (1.5%)
2	Dominican Republic	7.500%	5/6/21	1,668	1,757
	Dominican Republic	6.600%	1/28/24	1,075	1,196
2	Dominican Republic	5.875%	4/18/24	1,750	1,877
	Dominican Republic	5.500%	1/27/25	2,860	3,044
	Dominican Republic	6.875%	1/29/26	1,595	1,816
	Dominican Republic	5.950%	1/25/27	3,000	3,271
1	Dominican Republic	6.000%	7/19/28	1,400	1,533
	Dominican Republic	6.000%	7/19/28	1,369	1,500
	Dominican Republic	7.450%	4/30/44	1,900	2,244
1	Dominican Republic	6.850%	1/27/45	870	971
2	Dominican Republic	6.850%	1/27/45	3,019	3,372
1	Dominican Republic	6.500%	2/15/48	1,000	1,079
1	Dominican Republic	6.400%	6/5/49	3,400	3,625
Total Dominican Republic (Cost $25,910)					27,285
Ecuador (1.7%)
Sovereign Bonds (1.7%)
	Republic of Ecuador	10.750%	3/28/22	4,100	4,543
	Republic of Ecuador	8.750%	6/2/23	2,100	2,262
	Republic of Ecuador	7.950%	6/20/24	5,250	5,444
	Republic of Ecuador	9.650%	12/13/26	2,750	2,950
1	Republic of Ecuador	9.625%	6/2/27	370	394
	Republic of Ecuador	9.625%	6/2/27	3,200	3,407
	Republic of Ecuador	8.875%	10/23/27	2,050	2,112
1	Republic of Ecuador	7.875%	1/23/28	4,950	4,826
1	Republic of Ecuador	10.750%	1/31/29	3,600	4,013
Total Ecuador (Cost $29,171)					29,951
Egypt (1.7%)
Sovereign Bonds (1.7%)
	Arab Republic of Egypt	6.125%	1/31/22	4,253	4,440
1	Arab Republic of Egypt	5.577%	2/21/23	1,200	1,243
	Arab Republic of Egypt	5.577%	2/21/23	950	985
	Arab Republic of Egypt	6.200%	3/1/24	1,250	1,327
	Arab Republic of Egypt	5.875%	6/11/25	2,475	2,574
	Arab Republic of Egypt	7.500%	1/31/27	3,100	3,382
1	Arab Republic of Egypt	6.588%	2/21/28	1,000	1,030
	Arab Republic of Egypt	6.588%	2/21/28	1,725	1,771

1	Arab Republic of Egypt	7.600%	3/1/29	2,000	2,155
	Arab Republic of Egypt	7.600%	3/1/29	950	1,021
	Arab Republic of Egypt	6.875%	4/30/40	600	588
	Arab Republic of Egypt	8.500%	1/31/47	4,450	4,861
1	Arab Republic of Egypt	7.903%	2/21/48	200	209
	Arab Republic of Egypt	7.903%	2/21/48	2,600	2,705
	Arab Republic of Egypt	8.700%	3/1/49	2,300	2,517
Total Egypt (Cost $29,216)					30,808
El Salvador (0.6%)
Sovereign Bonds (0.6%)
	Republic of El Salvador	7.750%	1/24/23	785	866
	Republic of El Salvador	5.875%	1/30/25	1,218	1,254
	Republic of El Salvador	6.375%	1/18/27	1,319	1,366
1	Republic of El Salvador	6.375%	1/18/27	300	310
	Republic of El Salvador	8.625%	2/28/29	900	1,056
1	Republic of El Salvador	8.625%	2/28/29	150	176
	Republic of El Salvador	8.250%	4/10/32	804	916
	Republic of El Salvador	7.650%	6/15/35	1,840	2,000
	Republic of El Salvador	7.625%	2/1/41	1,068	1,152
1,2 Republic of El Salvador		7.125%	1/20/50	1,250	1,250
Total El Salvador (Cost $9,551)					10,346
Ethiopia (0.1%)
Sovereign Bonds (0.1%)
	Federal Democratic Republic of Ethiopia	6.625%	12/11/24	1,750	1,818
Total Ethiopia (Cost $1,740)					1,818
Gabon (0.2%)
Sovereign Bonds (0.2%)
2	Gabonese Republic	6.375%	12/12/24	2,386	2,369
1,2 Gabonese Republic		6.375%	12/12/24	400	398
	Gabonese Republic	6.950%	6/16/25	1,050	1,051
Total Gabon (Cost $3,783)					3,818
Georgia (0.0%)
Sovereign Bonds (0.0%)
	Republic of Georgia	6.875%	4/12/21	800	844
Total Georgia (Cost $832)					844
Ghana (0.8%)
Sovereign Bonds (0.8%)
1	Republic of Ghana	7.875%	8/7/23	400	438
2	Republic of Ghana	8.125%	1/18/26	2,470	2,668
1,2 Republic of Ghana		8.125%	1/18/26	300	324
2	Republic of Ghana	7.875%	3/26/27	500	528
1,2 Republic of Ghana		7.625%	5/16/29	850	869
2	Republic of Ghana	7.625%	5/16/29	2,800	2,864
2	Republic of Ghana	8.125%	3/26/32	3,000	3,052
1,2 Republic of Ghana		8.627%	6/16/49	800	823
2	Republic of Ghana	8.950%	3/26/51	2,350	2,427
Total Ghana (Cost $13,451)					13,993
Guatemala (0.4%)
Sovereign Bonds (0.4%)
	Republic of Guatemala	5.750%	6/6/22	1,253	1,335
	Republic of Guatemala	4.500%	5/3/26	1,700	1,734
	Republic of Guatemala	4.375%	6/5/27	1,000	1,010

	Republic of Guatemala	4.875%	2/13/28	600	626
1,2 Republic of Guatemala		4.900%	6/1/30	800	831
2	Republic of Guatemala	6.125%	6/1/50	1,200	1,302
Total Guatemala (Cost $6,576)					6,838
Honduras (0.1%)
Sovereign Bonds (0.1%)
	Republic of Honduras	8.750%	12/16/20	200	214
2	Republic of Honduras	7.500%	3/15/24	1,000	1,106
	Republic of Honduras	6.250%	1/19/27	1,170	1,267
Total Honduras (Cost $2,457)					2,587
Hungary (1.1%)
Sovereign Bonds (1.1%)
	Republic of Hungary	6.375%	3/29/21	4,377	4,654
	Republic of Hungary	5.375%	2/21/23	3,382	3,712
	Republic of Hungary	5.750%	11/22/23	3,404	3,842
	Republic of Hungary	5.375%	3/25/24	4,125	4,619
	Republic of Hungary	7.625%	3/29/41	1,950	3,094
Total Hungary (Cost $19,096)					19,921
Indonesia (6.6%)
Sovereign Bonds (6.6%)
	Pertamina Persero PT	4.875%	5/3/22	750	792
1	Pertamina Persero PT	4.300%	5/20/23	430	450
	Pertamina Persero PT	4.300%	5/20/23	1,500	1,571
	Pertamina Persero PT	6.500%	5/27/41	200	248
1	Pertamina Persero PT	5.625%	5/20/43	200	225
	Pertamina Persero PT	6.450%	5/30/44	1,800	2,234
	Pertamina Persero PT	6.500%	11/7/48	400	504
1	Perusahaan Listrik Negara PT	4.125%	5/15/27	1,450	1,508
	Perusahaan Listrik Negara PT	4.125%	5/15/27	500	520
	Perusahaan Listrik Negara PT	5.450%	5/21/28	200	227
1	Perusahaan Listrik Negara PT	5.250%	10/24/42	300	324
4	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/21	1,200	1,215
	Perusahaan Penerbit SBSN Indonesia III	3.400%	3/29/22	1,700	1,730
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	378	384
1	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	800	826
4	Perusahaan Penerbit SBSN Indonesia III	3.750%	3/1/23	2,000	2,065
4	Perusahaan Penerbit SBSN Indonesia III	3.900%	8/20/24	650	677
	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	2,900	3,081
1	Perusahaan Penerbit SBSN Indonesia III	4.350%	9/10/24	600	638
4	Perusahaan Penerbit SBSN Indonesia III	4.325%	5/28/25	3,469	3,681
	Perusahaan Penerbit SBSN Indonesia III	4.550%	3/29/26	2,985	3,213
4	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	3,950	4,177
1	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,500	1,616
4	Perusahaan Penerbit SBSN Indonesia III	4.400%	3/1/28	1,600	1,724
1,4 Perusahaan Penerbit SBSN Indonesia III		4.450%	2/20/29	1,000	1,086
4	Perusahaan Penerbit SBSN Indonesia III	4.450%	2/20/29	600	652
	Republic of Indonesia	4.875%	5/5/21	4,800	4,990
	Republic of Indonesia	3.700%	1/8/22	2,250	2,308
	Republic of Indonesia	3.750%	4/25/22	2,850	2,929
	Republic of Indonesia	3.375%	4/15/23	3,500	3,580
	Republic of Indonesia	5.375%	10/17/23	2,359	2,607
	Republic of Indonesia	5.875%	1/15/24	2,850	3,211
	Republic of Indonesia	4.450%	2/11/24	900	963
1	Republic of Indonesia	4.125%	1/15/25	200	212

Republic of Indonesia	4.125%	1/15/25	2,530	2,684
Republic of Indonesia	4.750%	1/8/26	4,350	4,774
Republic of Indonesia	4.350%	1/8/27	2,300	2,490
1 Republic of Indonesia	3.850%	7/18/27	1,000	1,047
Republic of Indonesia	3.850%	7/18/27	950	997
Republic of Indonesia	3.500%	1/11/28	2,986	3,066
Republic of Indonesia	4.100%	4/24/28	1,550	1,658
Republic of Indonesia	4.750%	2/11/29	2,550	2,872
Republic of Indonesia	3.400%	9/18/29	500	511
Republic of Indonesia	8.500%	10/12/35	2,440	3,718
Republic of Indonesia	6.625%	2/17/37	2,487	3,280
Republic of Indonesia	7.750%	1/17/38	3,288	4,796
Republic of Indonesia	5.250%	1/17/42	2,450	2,852
Republic of Indonesia	5.250%	1/17/42	1,600	1,863
Republic of Indonesia	4.625%	4/15/43	2,725	2,955
1 Republic of Indonesia	6.750%	1/15/44	100	138
Republic of Indonesia	6.750%	1/15/44	3,150	4,351
Republic of Indonesia	5.125%	1/15/45	5,069	5,823
Republic of Indonesia	5.950%	1/8/46	600	766
Republic of Indonesia	5.250%	1/8/47	2,650	3,116
Republic of Indonesia	4.750%	7/18/47	1,650	1,821
Republic of Indonesia	4.350%	1/11/48	3,050	3,214
Republic of Indonesia	5.350%	2/11/49	1,600	1,938
Total Indonesia (Cost $109,682)				116,898
Iraq (0.4%)
Sovereign Bonds (0.4%)
1 Republic of Iraq	6.752%	3/9/23	850	883
Republic of Iraq	6.752%	3/9/23	1,350	1,404
2 Republic of Iraq	5.800%	1/15/28	3,945	3,923
Total Iraq (Cost $5,915)				6,210
Jamaica (0.6%)
Sovereign Bonds (0.6%)
2 Jamaica	7.625%	7/9/25	900	1,049
Jamaica	6.750%	4/28/28	3,650	4,234
2 Jamaica	8.000%	3/15/39	1,448	1,841
Jamaica	7.875%	7/28/45	2,250	2,857
Total Jamaica (Cost $9,139)				9,981
Jordan (0.3%)
Sovereign Bonds (0.3%)
Hashemite Kingdom of Jordan	6.125%	1/29/26	2,200	2,315
Hashemite Kingdom of Jordan	5.750%	1/31/27	1,414	1,448
Hashemite Kingdom of Jordan	7.375%	10/10/47	1,650	1,753
Total Jordan (Cost $5,165)				5,516
Kazakhstan (0.9%)
Sovereign Bonds (0.9%)
1 KazMunayGas National Co. JSC	5.750%	4/19/47	400	456
KazMunayGas National Co. JSC	5.750%	4/19/47	1,800	2,062
1 KazMunayGas National Co. JSC	6.375%	10/24/48	700	846
Republic of Kazakhstan	3.875%	10/14/24	2,350	2,487
Republic of Kazakhstan	5.125%	7/21/25	4,650	5,235
Republic of Kazakhstan	4.875%	10/14/44	1,800	2,081
Republic of Kazakhstan	6.500%	7/21/45	2,230	3,098

Total Kazakhstan (Cost $14,668)				16,265
Kenya (0.6%)
Sovereign Bonds (0.6%)
Republic of Kenya	6.875%	6/24/24	2,875	3,091
1 Republic of Kenya	6.875%	6/24/24	200	216
2 Republic of Kenya	7.000%	5/22/27	1,825	1,910
Republic of Kenya	7.250%	2/28/28	1,800	1,877
2 Republic of Kenya	8.000%	5/22/32	1,900	2,018
1 Republic of Kenya	8.250%	2/28/48	200	212
Republic of Kenya	8.250%	2/28/48	1,625	1,695
Total Kenya (Cost $10,350)				11,019
Kuwait (0.8%)
Sovereign Bonds (0.8%)
State of Kuwait	2.750%	3/20/22	6,175	6,241
State of Kuwait	3.500%	3/20/27	7,190	7,625
Total Kuwait (Cost $13,468)				13,866
Lebanon (1.4%)
Sovereign Bonds (1.4%)
Republic of Lebanon	8.250%	4/12/21	3,628	3,396
Republic of Lebanon	6.100%	10/4/22	4,839	4,101
Republic of Lebanon	6.000%	1/27/23	1,035	851
Republic of Lebanon	6.650%	4/22/24	1,991	1,625
Republic of Lebanon	6.200%	2/26/25	2,100	1,659
Republic of Lebanon	6.250%	6/12/25	400	316
Republic of Lebanon	6.600%	11/27/26	3,105	2,415
Republic of Lebanon	6.850%	3/23/27	2,000	1,567
Republic of Lebanon	6.750%	11/29/27	2,461	1,897
Republic of Lebanon	6.650%	11/3/28	1,040	803
Republic of Lebanon	6.850%	5/25/29	500	381
Republic of Lebanon	6.650%	2/26/30	3,300	2,486
Republic of Lebanon	7.000%	3/23/32	1,550	1,197
Republic of Lebanon	7.050%	11/2/35	500	377
Republic of Lebanon	7.250%	3/23/37	2,100	1,599
Total Lebanon (Cost $27,814)				24,670
Malaysia (1.0%)
Sovereign Bonds (1.0%)
1MDB Global Investments Ltd.	4.400%	3/9/23	4,700	4,537
Malaysia Sovereign Sukuk Bhd.	3.043%	4/22/25	2,550	2,618
Malaysia Sovereign Sukuk Bhd.	4.236%	4/22/45	975	1,134
Malaysia Sukuk Global Bhd.	3.179%	4/27/26	1,500	1,546
Malaysia Sukuk Global Bhd.	4.080%	4/27/46	700	796
Petroliam Nasional Bhd.	7.625%	10/15/26	385	505
Petronas Capital Ltd.	3.500%	3/18/25	2,800	2,926
Petronas Capital Ltd.	4.500%	3/18/45	2,250	2,656
1 Wakala Global Sukuk Bhd.	4.646%	7/6/21	750	780
Total Malaysia (Cost $16,594)				17,498
Mexico (8.9%)
Sovereign Bonds (8.9%)
1 Mexico City Airport Trust	5.500%	7/31/47	590	585
Mexico City Airport Trust	5.500%	7/31/47	2,954	2,931
Petroleos Mexicanos	5.500%	1/21/21	4,764	4,872
Petroleos Mexicanos	4.875%	1/24/22	3,245	3,271
Petroleos Mexicanos	3.500%	1/30/23	3,789	3,610

Petroleos Mexicanos	4.625%	9/21/23	3,348	3,291
Petroleos Mexicanos	6.875%	8/4/26	5,630	5,723
Petroleos Mexicanos	6.500%	3/13/27	9,355	9,283
Petroleos Mexicanos	5.350%	2/12/28	4,950	4,549
Petroleos Mexicanos	6.500%	1/23/29	3,150	3,083
Petroleos Mexicanos	6.625%	6/15/35	4,301	4,006
Petroleos Mexicanos	6.500%	6/2/41	4,320	3,858
Petroleos Mexicanos	5.500%	6/27/44	3,566	2,902
Petroleos Mexicanos	6.375%	1/23/45	5,135	4,502
Petroleos Mexicanos	5.625%	1/23/46	3,472	2,832
Petroleos Mexicanos	6.750%	9/21/47	10,079	9,107
Petroleos Mexicanos	6.350%	2/12/48	5,755	5,027
United Mexican States	3.625%	3/15/22	5,173	5,323
United Mexican States	4.000%	10/2/23	5,226	5,477
United Mexican States	3.600%	1/30/25	4,199	4,305
United Mexican States	4.125%	1/21/26	5,162	5,406
United Mexican States	4.150%	3/28/27	6,160	6,419
United Mexican States	3.750%	1/11/28	4,530	4,580
United Mexican States	4.500%	4/22/29	6,600	7,017
United Mexican States	7.500%	4/8/33	1,010	1,357
United Mexican States	6.750%	9/27/34	2,576	3,301
United Mexican States	6.050%	1/11/40	5,555	6,666
United Mexican States	4.750%	3/8/44	8,270	8,547
United Mexican States	5.550%	1/21/45	2,759	3,189
United Mexican States	4.600%	1/23/46	6,781	6,851
United Mexican States	4.350%	1/15/47	2,626	2,554
United Mexican States	4.600%	2/10/48	6,043	6,096
2 United Mexican States	4.500%	1/31/50	2,300	2,329
United Mexican States	5.750%	10/12/10	4,062	4,418
Total Mexico (Cost $156,590)				157,267
Mongolia (0.3%)
Sovereign Bonds (0.3%)
Mongolia	10.875%	4/6/21	1,300	1,437
Mongolia	5.125%	12/5/22	2,850	2,879
1 Mongolia	5.625%	5/1/23	1,000	1,019
Total Mongolia (Cost $5,181)				5,335
Morocco (0.3%)
Sovereign Bonds (0.3%)
Kingdom of Morocco	4.250%	12/11/22	2,800	2,923
Kingdom of Morocco	5.500%	12/11/42	925	1,082
OCP SA	6.875%	4/25/44	300	360
1 OCP SA	6.875%	4/25/44	200	240
Total Morocco (Cost $4,299)				4,605
Mozambique (0.0%)
Sovereign Bonds (0.0%)
5 Republic of Mozambique	10.500%	1/18/23	644	648
Total Mozambique (Cost $560)				648
Namibia (0.1%)
Sovereign Bonds (0.1%)
Republic of Namibia	5.500%	11/3/21	1,000	1,042
Republic of Namibia	5.250%	10/29/25	1,150	1,174

Total Namibia (Cost $2,176)				2,216
Nigeria (1.1%)
Sovereign Bonds (1.1%)
Federal Republic of Nigeria	6.750%	1/28/21	750	781
Federal Republic of Nigeria	6.375%	7/12/23	1,200	1,280
1 Federal Republic of Nigeria	7.625%	11/21/25	800	893
Federal Republic of Nigeria	7.625%	11/21/25	950	1,057
Federal Republic of Nigeria	6.500%	11/28/27	2,900	2,972
1 Federal Republic of Nigeria	7.143%	2/23/30	1,000	1,040
1 Federal Republic of Nigeria	8.747%	1/21/31	1,600	1,830
Federal Republic of Nigeria	7.875%	2/16/32	1,700	1,808
1 Federal Republic of Nigeria	7.875%	2/16/32	1,500	1,603
1 Federal Republic of Nigeria	7.696%	2/23/38	2,175	2,268
Federal Republic of Nigeria	7.625%	11/28/47	2,400	2,421
Federal Republic of Nigeria	9.248%	1/21/49	1,500	1,722
Total Nigeria (Cost $18,696)				19,675
Oman (2.1%)
Sovereign Bonds (2.1%)
Oman Sovereign Sukuk SAOC	4.397%	6/1/24	3,400	3,372
1 Oman Sovereign Sukuk SAOC	5.932%	10/31/25	1,700	1,768
1 Sultanate of Oman	3.625%	6/15/21	1,300	1,293
Sultanate of Oman	3.625%	6/15/21	2,200	2,191
Sultanate of Oman	3.875%	3/8/22	1,250	1,246
1 Sultanate of Oman	4.125%	1/17/23	1,250	1,243
1 Sultanate of Oman	4.875%	2/1/25	1,200	1,196
1 Sultanate of Oman	4.750%	6/15/26	1,800	1,723
Sultanate of Oman	4.750%	6/15/26	5,000	4,812
Sultanate of Oman	5.375%	3/8/27	2,625	2,572
1 Sultanate of Oman	5.625%	1/17/28	1,800	1,778
Sultanate of Oman	5.625%	1/17/28	2,050	2,028
1 Sultanate of Oman	6.000%	8/1/29	3,700	3,709
Sultanate of Oman	6.500%	3/8/47	3,015	2,792
1 Sultanate of Oman	6.750%	1/17/48	2,500	2,355
Sultanate of Oman	6.750%	1/17/48	2,500	2,360
Total Oman (Cost $36,457)				36,438
Pakistan (0.5%)
Sovereign Bonds (0.5%)
1 Islamic Republic of Pakistan	8.250%	4/15/24	250	278
Islamic Republic of Pakistan	8.250%	4/15/24	1,750	1,954
Islamic Republic of Pakistan	8.250%	9/30/25	1,100	1,231
1 Islamic Republic of Pakistan	6.875%	12/5/27	1,350	1,404
Islamic Republic of Pakistan	6.875%	12/5/27	1,050	1,093
Third Pakistan International Sukuk Co. Ltd.	5.500%	10/13/21	1,700	1,729
Third Pakistan International Sukuk Co. Ltd.	5.625%	12/5/22	1,000	1,019
Total Pakistan (Cost $8,338)				8,708
Panama (1.6%)
Sovereign Bonds (1.6%)
2 Republic of Panama	4.000%	9/22/24	2,100	2,231
2 Republic of Panama	3.750%	3/16/25	2,359	2,483
Republic of Panama	7.125%	1/29/26	1,825	2,279
Republic of Panama	8.875%	9/30/27	1,835	2,596
2 Republic of Panama	3.875%	3/17/28	2,033	2,175
Republic of Panama	9.375%	4/1/29	1,550	2,329

2	Republic of Panama	3.160%	1/23/30	2,100	2,110
2	Republic of Panama	6.700%	1/26/36	3,245	4,462
2	Republic of Panama	4.500%	5/15/47	1,800	2,036
2	Republic of Panama	4.500%	4/16/50	3,100	3,484
2	Republic of Panama	4.300%	4/29/53	1,150	1,263
2	Republic of Panama	3.870%	7/23/60	1,300	1,303
Total Panama (Cost $26,853)					28,751
Papua New Guinea (0.1%)
Sovereign Bonds (0.1%)
	Papua New Guinea Government International
	Bond	8.375%	10/4/28	300	324

[1]	Bond Papua New Guinea Government International	8.375%	10/4/28	500	536
Total Papua New Guinea (Cost $812)					860
Paraguay (0.4%)
Sovereign Bonds (0.4%)
	Republic of Paraguay	4.625%	1/25/23	1,672	1,762
	Republic of Paraguay	5.000%	4/15/26	680	747
	Republic of Paraguay	4.700%	3/27/27	700	762
	Republic of Paraguay	6.100%	8/11/44	1,800	2,177
	Republic of Paraguay	5.600%	3/13/48	1,000	1,145
1,2 Republic of Paraguay		5.400%	3/30/50	900	1,010
Total Paraguay (Cost $7,069)					7,603
Peru (1.3%)
Sovereign Bonds (1.3%)
	Republic of Peru	7.350%	7/21/25	3,059	3,903
	Republic of Peru	4.125%	8/25/27	2,647	2,956
	Republic of Peru	2.844%	6/20/30	1,400	1,403
	Republic of Peru	8.750%	11/21/33	2,251	3,680
2	Republic of Peru	6.550%	3/14/37	2,821	4,011
	Republic of Peru	5.625%	11/18/50	4,457	6,193
Total Peru (Cost $20,199)					22,146
Philippines (2.8%)
Sovereign Bonds (2.8%)
	Republic of the Philippines	4.000%	1/15/21	2,485	2,546
	Republic of the Philippines	4.200%	1/21/24	2,514	2,701
2	Republic of the Philippines	7.500%	9/25/24	1,150	1,380
	Republic of the Philippines	10.625%	3/16/25	2,284	3,278
	Republic of the Philippines	5.500%	3/30/26	2,500	2,956
	Republic of the Philippines	3.000%	2/1/28	3,600	3,704
	Republic of the Philippines	3.750%	1/14/29	3,350	3,669
	Republic of the Philippines	9.500%	2/2/30	2,573	4,130
	Republic of the Philippines	7.750%	1/14/31	2,754	4,066
	Republic of the Philippines	6.375%	1/15/32	1,850	2,504
	Republic of the Philippines	6.375%	10/23/34	3,295	4,609
	Republic of the Philippines	5.000%	1/13/37	2,280	2,861
	Republic of the Philippines	3.950%	1/20/40	3,350	3,756
	Republic of the Philippines	3.700%	3/1/41	3,450	3,765
	Republic of the Philippines	3.700%	2/2/42	3,190	3,486
Total Philippines (Cost $46,487)					49,411
Poland (1.1%)
Sovereign Bonds (1.1%)
	Republic of Poland	5.125%	4/21/21	3,205	3,361

Republic of Poland	5.000%	3/23/22	5,209	5,578
Republic of Poland	3.000%	3/17/23	3,175	3,256
Republic of Poland	4.000%	1/22/24	3,378	3,627
Republic of Poland	3.250%	4/6/26	3,010	3,166
Total Poland (Cost $18,544)				18,988
Qatar (4.6%)
Sovereign Bonds (4.6%)
6 QNB Finance Ltd., 3M USD LIBOR + 1.350%	3.872%	5/31/21	2,300	2,324
SoQ Sukuk A QSC	3.241%	1/18/23	735	756
State of Qatar	2.375%	6/2/21	7,250	7,250
1 State of Qatar	4.500%	1/20/22	2,750	2,887
1 State of Qatar	3.875%	4/23/23	1,000	1,052
State of Qatar	3.875%	4/23/23	7,275	7,669
State of Qatar	3.375%	3/14/24	3,400	3,529
State of Qatar	3.250%	6/2/26	6,200	6,432
1 State of Qatar	4.500%	4/23/28	5,100	5,726
State of Qatar	4.000%	3/14/29	6,050	6,595
1 State of Qatar	9.750%	6/15/30	1,050	1,698
State of Qatar	9.750%	6/15/30	825	1,341
1 State of Qatar	6.400%	1/20/40	700	982
State of Qatar	6.400%	1/20/40	1,078	1,520
1 State of Qatar	5.750%	1/20/42	516	680
State of Qatar	5.750%	1/20/42	1,650	2,180
State of Qatar	4.625%	6/2/46	3,350	3,882
State of Qatar	5.103%	4/23/48	10,200	12,284
1 State of Qatar	4.817%	3/14/49	500	578
State of Qatar	4.817%	3/14/49	9,905	11,476
Total Qatar (Cost $75,958)				80,841
Romania (0.7%)
Sovereign Bonds (0.7%)
Republic of Romania	6.750%	2/7/22	3,232	3,545
Republic of Romania	4.375%	8/22/23	2,424	2,566
Republic of Romania	4.875%	1/22/24	1,930	2,079
1 Republic of Romania	4.875%	1/22/24	100	108
Republic of Romania	6.125%	1/22/44	1,370	1,733
1 Republic of Romania	6.125%	1/22/44	200	253
1 Republic of Romania	5.125%	6/15/48	500	553
Republic of Romania	5.125%	6/15/48	1,600	1,779
Total Romania (Cost $12,062)				12,616
Russia (4.6%)
Sovereign Bonds (4.6%)
Gazprom Neft OAO Via GPN Capital SA	4.375%	9/19/22	3,200	3,291
1 Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	200	219
Gazprom Neft OAO Via GPN Capital SA	6.000%	11/27/23	1,550	1,701
Rosneft Oil Co. Via Rosneft International
Finance DAC	4.199%	3/6/22	3,327	3,386
Russian Federation	4.500%	4/4/22	4,600	4,805
1 Russian Federation	4.875%	9/16/23	450	483
Russian Federation	4.875%	9/16/23	5,600	6,017
Russian Federation	4.750%	5/27/26	4,800	5,147
Russian Federation	4.250%	6/23/27	3,800	3,967
Russian Federation	12.750%	6/24/28	3,985	6,592
Russian Federation	4.375%	3/21/29	5,000	5,223
2 Russian Federation	7.500%	3/31/30	4,018	4,527

	Russian Federation	5.100%	3/28/35	6,800	7,397
	Russian Federation	5.625%	4/4/42	5,600	6,616
	Russian Federation	5.875%	9/16/43	2,400	2,938
1	Russian Federation	5.250%	6/23/47	4,600	5,169
	Russian Federation	5.250%	6/23/47	7,600	8,541
	Sberbank of Russia Via SB Capital SA	5.717%	6/16/21	1,025	1,074
	Sberbank of Russia Via SB Capital SA	6.125%	2/7/22	1,700	1,823
	Sberbank of Russia Via SB Capital SA	5.125%	10/29/22	3,024	3,148
Total Russia (Cost $77,477)					82,064
Saudi Arabia (7.3%)
Sovereign Bonds (7.3%)
1	Kingdom of Saudi Arabia	2.375%	10/26/21	3,300	3,300
	Kingdom of Saudi Arabia	2.375%	10/26/21	6,192	6,194
1	Kingdom of Saudi Arabia	2.875%	3/4/23	2,400	2,436
	Kingdom of Saudi Arabia	2.875%	3/4/23	2,610	2,649
1	Kingdom of Saudi Arabia	4.000%	4/17/25	4,375	4,681
	Kingdom of Saudi Arabia	4.000%	4/17/25	3,400	3,639
1	Kingdom of Saudi Arabia	3.250%	10/26/26	5,795	5,969
	Kingdom of Saudi Arabia	3.250%	10/26/26	3,300	3,403
1	Kingdom of Saudi Arabia	3.625%	3/4/28	3,000	3,131
	Kingdom of Saudi Arabia	3.625%	3/4/28	5,100	5,331
1	Kingdom of Saudi Arabia	4.375%	4/16/29	5,450	6,009
	Kingdom of Saudi Arabia	4.375%	4/16/29	1,400	1,546
1	Kingdom of Saudi Arabia	4.500%	4/17/30	3,150	3,501
	Kingdom of Saudi Arabia	4.500%	4/17/30	2,400	2,672
	Kingdom of Saudi Arabia	4.500%	10/26/46	10,185	10,786
1	Kingdom of Saudi Arabia	4.625%	10/4/47	1,900	2,040
	Kingdom of Saudi Arabia	4.625%	10/4/47	6,230	6,693
1	Kingdom of Saudi Arabia	5.000%	4/17/49	2,900	3,295
	Kingdom of Saudi Arabia	5.000%	4/17/49	3,600	4,090
1	Kingdom of Saudi Arabia	5.250%	1/16/50	3,700	4,343
	Kingdom of Saudi Arabia	5.250%	1/16/50	2,350	2,764
	KSA Sukuk Ltd.	2.894%	4/20/22	4,450	4,514
1	KSA Sukuk Ltd.	2.894%	4/20/22	3,300	3,342
7	KSA Sukuk Ltd.	3.628%	4/20/27	7,200	7,558
1	KSA Sukuk Ltd.	4.303%	1/19/29	1,900	2,082
	KSA Sukuk Ltd.	4.303%	1/19/29	1,200	1,316
	Saudi Arabian Oil Co.	2.875%	4/16/24	600	605
1	Saudi Arabian Oil Co.	2.875%	4/16/24	3,200	3,224
1	Saudi Arabian Oil Co.	3.500%	4/16/29	5,000	5,129
1	Saudi Arabian Oil Co.	4.250%	4/16/39	5,300	5,499
1	Saudi Arabian Oil Co.	4.375%	4/16/49	4,500	4,669
	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	2,150	2,246
1	Saudi Electricity Global Sukuk Co. 3	4.000%	4/8/24	650	678
	Saudi Electricity Global Sukuk Co. 4	4.222%	1/27/24	400	421
Total Saudi Arabia (Cost $123,001)					129,755
Senegal (0.2%)
Sovereign Bonds (0.2%)
	Republic of Senegal	6.250%	7/30/24	800	872
2	Republic of Senegal	6.250%	5/23/33	1,700	1,686
1,2 Republic of Senegal		6.750%	3/13/48	800	774
2	Republic of Senegal	6.750%	3/13/48	1,000	961

Total Senegal (Cost $4,218)				4,293
Serbia (0.2%)
Sovereign Bonds (0.2%)
Republic of Serbia	7.250%	9/28/21	2,963	3,240
Total Serbia (Cost $3,147)				3,240
South Africa (1.7%)
Sovereign Bonds (1.7%)
Eskom Holdings SOC Ltd.	5.750%	1/26/21	2,650	2,659
Republic of South Africa	5.875%	5/30/22	1,771	1,884
Republic of South Africa	4.665%	1/17/24	2,700	2,801
Republic of South Africa	5.875%	9/16/25	3,950	4,286
Republic of South Africa	4.875%	4/14/26	1,700	1,747
Republic of South Africa	4.850%	9/27/27	1,800	1,829
Republic of South Africa	4.300%	10/12/28	3,550	3,443
Republic of South Africa	5.875%	6/22/30	2,350	2,511
Republic of South Africa	6.250%	3/8/41	1,078	1,180
Republic of South Africa	5.375%	7/24/44	1,800	1,778
Republic of South Africa	5.000%	10/12/46	1,400	1,337
Republic of South Africa	5.650%	9/27/47	2,500	2,522
Republic of South Africa	6.300%	6/22/48	1,250	1,355
Total South Africa (Cost $28,619)				29,332
Sri Lanka (1.5%)
Sovereign Bonds (1.5%)
Democratic Socialist Republic of Sri Lanka	6.250%	10/4/20	1,732	1,759
Democratic Socialist Republic of Sri Lanka	6.250%	7/27/21	1,900	1,934
Democratic Socialist Republic of Sri Lanka	5.750%	1/18/22	950	959
Democratic Socialist Republic of Sri Lanka	5.875%	7/25/22	1,500	1,515
1 Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	1,400	1,395
Democratic Socialist Republic of Sri Lanka	5.750%	4/18/23	400	400
Democratic Socialist Republic of Sri Lanka	6.850%	3/14/24	2,000	2,062
Democratic Socialist Republic of Sri Lanka	6.350%	6/28/24	500	504
Democratic Socialist Republic of Sri Lanka	6.125%	6/3/25	1,400	1,382
Democratic Socialist Republic of Sri Lanka	6.850%	11/3/25	2,350	2,394
Democratic Socialist Republic of Sri Lanka	6.825%	7/18/26	1,800	1,826
Democratic Socialist Republic of Sri Lanka	6.200%	5/11/27	2,000	1,929
Democratic Socialist Republic of Sri Lanka	6.750%	4/18/28	2,250	2,210
Democratic Socialist Republic of Sri Lanka	7.850%	3/14/29	2,550	2,655
Democratic Socialist Republic of Sri Lanka	7.550%	3/28/30	2,650	2,699
Total Sri Lanka (Cost $25,367)				25,623
Suriname (0.0%)
Sovereign Bonds (0.0%)
2 Republic of Suriname	9.250%	10/26/26	900	840
Total Suriname (Cost $891)				840
Tajikistan (0.0%)
Sovereign Bonds (0.0%)
2 Republic of Tajikistan	7.125%	9/14/27	775	726
Total Tajikistan (Cost $714)				726
Trinidad & Tobago (0.2%)
Sovereign Bonds (0.2%)
1 Republic of Trinidad & Tobago	4.375%	1/16/24	400	408
Republic of Trinidad & Tobago	4.500%	8/4/26	2,300	2,309

Total Trinidad & Tobago (Cost $2,681)					2,717
Tunisia (0.1%)
Sovereign Bonds (0.1%)
	Banque Centrale de Tunisie SA	5.750%	1/30/25	1,450	1,350
Total Tunisia (Cost $1,344)					1,350
Turkey (5.4%)
Sovereign Bonds (5.4%)
	Hazine Mustesarligi Varlik Kiralama AS	4.251%	6/8/21	2,550	2,527
	Hazine Mustesarligi Varlik Kiralama AS	5.800%	2/21/22	3,000	3,022
	Hazine Mustesarligi Varlik Kiralama AS	5.004%	4/6/23	1,975	1,936
1	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	749
8	Hazine Mustesarligi Varlik Kiralama AS	4.489%	11/25/24	800	753
	Republic of Turkey	5.625%	3/30/21	3,201	3,259
	Republic of Turkey	5.125%	3/25/22	1,625	1,624
	Republic of Turkey	6.250%	9/26/22	4,311	4,397
	Republic of Turkey	3.250%	3/23/23	2,576	2,383
	Republic of Turkey	7.250%	12/23/23	3,400	3,578
	Republic of Turkey	5.750%	3/22/24	4,213	4,154
	Republic of Turkey	6.350%	8/10/24	3,400	3,431
	Republic of Turkey	7.375%	2/5/25	5,500	5,780
	Republic of Turkey	4.250%	4/14/26	3,150	2,810
	Republic of Turkey	4.875%	10/9/26	5,100	4,654
	Republic of Turkey	6.000%	3/25/27	5,762	5,585
	Republic of Turkey	5.125%	2/17/28	3,200	2,925
	Republic of Turkey	6.125%	10/24/28	3,600	3,478
	Republic of Turkey	7.625%	4/26/29	4,950	5,197
	Republic of Turkey	11.875%	1/15/30	2,309	3,133
	Republic of Turkey	8.000%	2/14/34	3,590	3,881
	Republic of Turkey	6.875%	3/17/36	4,748	4,658
	Republic of Turkey	7.250%	3/5/38	600	610
	Republic of Turkey	6.750%	5/30/40	3,460	3,315
	Republic of Turkey	6.000%	1/14/41	5,057	4,440
	Republic of Turkey	4.875%	4/16/43	5,319	4,189
	Republic of Turkey	6.625%	2/17/45	5,100	4,717
	Republic of Turkey	5.750%	5/11/47	5,950	5,034
Total Turkey (Cost $97,567)					96,219
Ukraine (1.7%)
Sovereign Bonds (1.7%)
1	Ukraine	7.750%	9/1/20	378	390
	Ukraine	7.750%	9/1/20	1,600	1,651
1	Ukraine	7.750%	9/1/21	907	948
	Ukraine	7.750%	9/1/21	2,190	2,294
	Ukraine	7.750%	9/1/22	2,500	2,654
	Ukraine	7.750%	9/1/23	1,300	1,392
	Ukraine	8.994%	2/1/24	1,450	1,610
1	Ukraine	8.994%	2/1/24	700	774
	Ukraine	7.750%	9/1/24	2,060	2,202
	Ukraine	7.750%	9/1/25	2,250	2,383
	Ukraine	7.750%	9/1/26	2,750	2,907
	Ukraine	7.750%	9/1/27	2,200	2,324
1	Ukraine	9.750%	11/1/28	1,200	1,391
	Ukraine	9.750%	11/1/28	1,500	1,754
1,2 Ukraine		7.375%	9/25/32	2,700	2,743
2	Ukraine	7.375%	9/25/32	2,050	2,085

Total Ukraine (Cost $27,010)					29,502
United Arab Emirates (3.0%)
Sovereign Bonds (3.0%)
1,2 Abu Dhabi Crude Oil Pipeline LLC		4.600%	11/2/47	2,550	2,864
2	Abu Dhabi Crude Oil Pipeline LLC	4.600%	11/2/47	1,125	1,271
1	DP World plc	6.850%	7/2/37	2,940	3,757
	Dubai DOF Sukuk Ltd.	6.450%	5/2/22	1,000	1,097
1	Dubai Electricity & Water Authority	7.375%	10/21/20	2,075	2,189
	Emirate of Abu Dhabi	2.125%	5/3/21	4,265	4,257
1	Emirate of Abu Dhabi	2.500%	10/11/22	500	503
	Emirate of Abu Dhabi	2.500%	10/11/22	4,600	4,630
1	Emirate of Abu Dhabi	3.125%	5/3/26	450	467
	Emirate of Abu Dhabi	3.125%	5/3/26	3,707	3,847
1	Emirate of Abu Dhabi	3.125%	10/11/27	4,250	4,405
	Emirate of Abu Dhabi	3.125%	10/11/27	3,050	3,165
1	Emirate of Abu Dhabi	4.125%	10/11/47	2,000	2,210
	Emirate of Abu Dhabi	4.125%	10/11/47	2,950	3,277
	Emirate of Dubai	7.750%	10/5/20	1,300	1,379
	Emirate of Dubai	3.875%	1/30/23	1,100	1,133
	Emirate of Dubai	5.250%	1/30/43	1,000	1,106
1	MDC-GMTN BV	5.000%	11/15/20	1,750	1,803
	MDC-GMTN BV	5.000%	11/15/20	500	516
1	MDC-GMTN BV	5.500%	3/1/22	2,510	2,696
	RAK Capital	3.094%	3/31/25	1,650	1,654
	Sharjah Sukuk 2 Ltd.	3.839%	1/27/21	700	711
	Sharjah Sukuk Ltd.	3.764%	9/17/24	600	621
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,600	1,667
	Sharjah Sukuk Program Ltd.	4.226%	3/14/28	2,500	2,644
Total United Arab Emirates (Cost $51,922)					53,869
United States (0.2%)
U.S. Government and Agency Obligations (0.2%)
	United States Treasury Note/Bond	1.750%	7/31/21	2,517	2,511
9	United States Treasury Note/Bond	2.375%	5/15/29	125	129
	United States Treasury Note/Bond	3.000%	2/15/49	73	80
Total United States (Cost $2,720)					2,720
Uruguay (1.5%)
Sovereign Bonds (1.5%)
2	Oriental Republic of Uruguay	8.000%	11/18/22	1,048	1,188
2	Oriental Republic of Uruguay	4.500%	8/14/24	1,739	1,870
2	Oriental Republic of Uruguay	4.375%	10/27/27	3,055	3,326
2	Oriental Republic of Uruguay	4.375%	1/23/31	2,558	2,788
	Oriental Republic of Uruguay	7.875%	1/15/33	1,296	1,886
2	Oriental Republic of Uruguay	7.625%	3/21/36	1,765	2,577
2	Oriental Republic of Uruguay	4.125%	11/20/45	1,305	1,341
2	Oriental Republic of Uruguay	5.100%	6/18/50	6,550	7,483
2	Oriental Republic of Uruguay	4.975%	4/20/55	3,000	3,368
Total Uruguay (Cost $23,431)					25,827
Uzbekistan (0.1%)
Sovereign Bonds (0.1%)
	Republic of Uzbekistan	4.750%	2/20/24	800	845
	Republic of Uzbekistan	5.375%	2/20/29	975	1,045

Total Uzbekistan (Cost $1,793)					1,890
Venezuela (0.2%)
Sovereign Bonds (0.2%)
5	Bolivarian Republic of Venezuela	6.000%	12/9/20	2,356	342
2,5 Bolivarian Republic of Venezuela		12.750%	8/23/22	3,355	486
5	Bolivarian Republic of Venezuela	9.000%	5/7/23	1,532	222
5	Bolivarian Republic of Venezuela	8.250%	10/13/24	2,829	410
5	Bolivarian Republic of Venezuela	7.650%	4/21/25	2,392	347
5	Bolivarian Republic of Venezuela	11.750%	10/21/26	2,227	323
5	Bolivarian Republic of Venezuela	9.250%	9/15/27	3,226	468
5	Bolivarian Republic of Venezuela	9.250%	5/7/28	940	136
2,5 Bolivarian Republic of Venezuela		11.950%	8/5/31	4,429	642
5	Bolivarian Republic of Venezuela	9.375%	1/13/34	1,900	276
5	Bolivarian Republic of Venezuela	7.000%	3/31/38	1,375	199
Total Venezuela (Cost $13,423)					3,851
Vietnam (0.1%)
Sovereign Bonds (0.1%)
	Socialist Republic of Vietnam	4.800%	11/19/24	1,600	1,742
Total Vietnam (Cost $1,633)					1,742
Zambia (0.2%)
Sovereign Bonds (0.2%)
	Republic of Zambia	5.375%	9/20/22	1,350	950
	Republic of Zambia	8.500%	4/14/24	1,800	1,302
	Republic of Zambia	8.970%	7/30/27	1,925	1,390
Total Zambia (Cost $4,310)					3,642
				Shares
Temporary Cash Investments (0.9%)
10	Vanguard Market Liquidity Fund (Cost
	$17,160)	2.386%		171,584	17,160
Total Temporary Cash Investments (Cost $17,160)					17,160
Total Investments (99.3%) (Cost $1,698,964)					1,756,972
Other Assets and Liabilities-Net (0.7%)					11,573
Net Assets (100%)					1,768,545

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2019, the aggregate value of these securities was $206,231,000, representing 11.7% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Guaranteed by the Republic of Azerbaijan.
4 Guaranteed by the Republic of Indonesia.
5 Non-income-producing security—security in default.
6 Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7 Guaranteed by the Kingdom of Saudi Arabia.
8 Guaranteed by the Republic of Turkey.
9 Securities with a value of $129,000 have been segregated as initial margin for open futures contracts.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
LIBOR—London Interbank Offered Rate.

Emerging Markets Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)

		Number of		Value and
		(Long		Unrealized
		Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	September	26	3,584	11
	2019
30-Year U.S. Treasury Bond	September	22	3,423	101
	2019
				112

Short Futures Contracts
10-Year U.S. Treasury Note	September	(35)	(4,460)	(3)
	2019
2-Year U.S. Treasury Note	September	(12)	(2,573)	(6)
	2019
Ultra Long U.S. Treasury Bond	September	(8)	(1,421))	(7)
	2019
				(16)
				96

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in
Vanguard Market Liquidity Fund are valued at that fund's net asset value.
Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is

Emerging Markets Government Bond Index Fund

possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates.
The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker.
To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of July 31, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Sovereign Bonds	—	1,739,812	—
Temporary Cash Investments	17,160	—	—
Futures Contracts—Assets[1]	42	—	—
Futures Contracts—Liabilities[1]	(51)	—	—
Total	17,151	1,739,812	—
1 Represents variation margin on the last day of the reporting period.